RELATED PARTIES - Benefits to directors (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) director
RELATED PARTIES
Compensation to directors not employed by the Company or on its behalf | $	$ 60
Number of directors that received the above compensation by the Company | director	2